Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

July 1, 2011

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Registration Statement on Form N-1A of Advanced Series Trust

(Securities Act File No. 033-24962 and Investment Company Act File No. 811-05186)
Post-Effective Amendment No. 87 to the Registration Statement under the Securities Act of 1933 and Amendment No. 89 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 87 to the Registration Statement under the 1933 Act and Amendment No. 89 to the Registration Statement under the 1940 Act (the Amendment).  The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act. The Amendment is being filed for the purpose of adding the AST Neuberger Berman Core Bond Portfolio and the AST Prudential Core Bond Portfolio (each, a New Core Bond Portfolio and together, the New Core Bond Portfolios) as two new series of the Registrant. The Registrant has designated the effective date as the 75th day after the filing of the Amendment (i.e., September 14, 2011).

Except for the disclosure relating to the new subadvisory arrangements and the new investment strategies for each of the New Core Bond Portfolios, the Amendment is not intended to otherwise amend the Registrant’s current prospectuses, dated May 1, 2011 (the Current Prospectuses), or the Registrant’s current statement of additional information, dated May 1, 2011 (the Current Statement of Additional Information). The Current Prospectuses and the Current Statement of Additional Information remain unchanged except as described herein. The Registrant expects that the New Core Bond Portfolios will commence operations on or about October 17, 2011.

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States..

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ John P. Schwartz

John P. Schwartz

                Assistant Secretary

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